COMMITMENTS, GUARANTEES AND CONTINGENCIES - Narrative (Details) - USD ($) $ in Millions			3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 21, 2025	Mar. 04, 2025	Dec. 31, 2025	Jun. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2026	Feb. 03, 2025
Guarantor Obligations [Line Items]
Company posted collateral related to net liability positions			$ 28		$ 28		$ 28
Collateral received			2		2		6
Liabilities incurred					0	$ 0
Regulation of Waste Disposal
Guarantor Obligations [Line Items]
Changes in timing and amount of estimated cash flows						0
Environmental liabilities former gas facilities			70		70		70
Regulation of Waste Disposal | Corporate Non Segment
Guarantor Obligations [Line Items]
Liabilities incurred						87
Environmental Liability
Guarantor Obligations [Line Items]
Asset retirement obligation, escrow deposit		$ 130	46		46		46	$ 160
Asset retirement obligation, discount rate		4.80%
First Energy [Member]
Guarantor Obligations [Line Items]
Outstanding guarantees and other assurances aggregated			1,100		1,100		1,100
Company posted collateral related to net liability positions			185		185		238
Collateral received			33		33		47
Liabilities incurred					1	95
First Energy [Member] | United States v. Householder, et al. | U.S. Attorney's Office
Guarantor Obligations [Line Items]
Loss in period	$ 230
Proposed penalty	115
First Energy [Member] | United States v. Householder, et al. | United States Treasury
Guarantor Obligations [Line Items]
Proposed penalty	115
First Energy [Member] | United States v. Householder, et al. | Ohio Development Service
Guarantor Obligations [Line Items]
Amount that won't be recovered in rates or charged to customers	$ 230
First Energy [Member] | Regulation of Waste Disposal
Guarantor Obligations [Line Items]
Changes in timing and amount of estimated cash flows				$ 139		$ 139
Charges (credits) associated with changes in ARO (Note 9.)			49
Accrual for environmental loss contingencies			$ 97		$ 97		$ 95